Acquisition of businesses (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of non-significant acquisitions
During fiscal years 2024, 2023 and 2022, the Company acquired certain franchised restaurants in certain territories. Presented below is supplemental information about these acquisitions:

Purchases of restaurant businesses:	2024	2023	2022
Property and equipment	$925	$2,063	$3,254
Identifiable intangible assets	2,902	2,760	1,349
Goodwill	3,992	4,380	1,843
Liabilities assumed	—	(154)	—
Gain on purchase of franchised restaurants	—	—	(830)
Purchase price	7,819	9,049	5,616
Seller financing	(302)	(3,430)	(320)
Exchange of assets	—	(3,538)	—
Settlement of franchise receivables	(1,434)	—	(496)
Net cash paid at acquisition date	$6,083	$2,081	$4,800